Restructuring and related expenses (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
White Collar Productivity program
Liabilities associated with reorganization.
Liability at beginning of period		$ 102	$ 264	$ 276
Expenses			31	185	$ 303
Cash payments		(55)	(96)	(93)	(27)
Changes in estimates			(118)	(86)
Exchange rate differences			21	(18)
Change in estimates and exchange rate differences		(13)
Liability at end of period	$ 34	34	102	264	276
Costs incurred in			(86)	107
Cumulative costs incurred			325
White Collar Productivity program | Total cost of sales
Liabilities associated with reorganization.
Changes in estimates			(53)	(38)
Costs incurred in			(47)	57
White Collar Productivity program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Changes in estimates			(55)	(35)
Costs incurred in			(35)	35
White Collar Productivity program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in			(5)	1
White Collar Productivity program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in			1	14
White Collar Productivity program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period		101	262	273
Expenses			28	182	300
Cash payments		(55)	(92)	(91)	(27)
Changes in estimates			(118)	(85)
Exchange rate differences			21	(17)
Change in estimates and exchange rate differences		(13)
Liability at end of period	33	33	101	262	273
Costs incurred in			(90)	97
Cumulative costs incurred			307
White Collar Productivity program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period		1	2	3
Expenses			3	3	3
Cash payments			(4)	(2)
Changes in estimates				(1)
Exchange rate differences				(1)
Liability at end of period	$ 1	$ 1	1	2	$ 3
Costs incurred in			3	2
Cumulative costs incurred			8
White Collar Productivity program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in			1	8
Cumulative costs incurred			10
White Collar Productivity program | Electrification Products
Liabilities associated with reorganization.
Costs incurred in			(17)	15
Cumulative costs incurred			72
White Collar Productivity program | Industrial Automation
Liabilities associated with reorganization.
Costs incurred in			(23)	34
Cumulative costs incurred			106
White Collar Productivity program | Robotics and Motion
Liabilities associated with reorganization.
Costs incurred in			(14)	26
Cumulative costs incurred			56
White Collar Productivity program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in			(32)	32
Cumulative costs incurred			91
OS Program
Liabilities associated with reorganization.
Term of program (in years)	2 years
Regional executive committee roles		3
Costs incurred in		$ 65
Cumulative costs incurred	$ 65	65
Total expected costs	350	350
OS Program | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		35
OS Program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		23
OS Program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		3
OS Program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		4
OS Program | Electrification Products
Liabilities associated with reorganization.
Costs incurred in		32
Cumulative costs incurred	32	32
Total expected costs	40	40
OS Program | Industrial Automation
Liabilities associated with reorganization.
Costs incurred in		21
Cumulative costs incurred	21	21
Total expected costs	60	60
OS Program | Robotics and Motion
Liabilities associated with reorganization.
Costs incurred in		1
Cumulative costs incurred	1	1
Total expected costs	50	50
OS Program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in		11
Cumulative costs incurred	11	11
Total expected costs	200	200
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period		246
Liability at end of period	$ 245	245	246
Costs incurred in		116	181	133
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		24	119	69
Other restructuring-related activities | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		52	10	4
Other restructuring-related activities | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		2		5
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		38	52	55
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in		74	130	66
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in		29	32	32
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		$ 13	$ 19	$ 35